Standby Equity Purchase Agreement	12 Months Ended
Dec. 31, 2024
Standby Equity Purchase Agreement [Abstract]
Standby Equity Purchase Agreement
13.	Standby Equity Purchase Agreement

Convertible Notes

On October 30, 2024, Legacy Abpro and ACAB entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“YA”).

Subject to the satisfaction of the conditions set forth in the SEPA, YA committed to advance to the Company the aggregate principal amount of up to $5,000 (the “Pre-Paid Advance”), which shall be evidenced by convertible promissory notes (each a “Convertible Note”). On November 14, 2024, the Company received the first Pre-Paid Advance and entered into a Convertible Note (defined below). The second Pre-Paid Advance shall be in a principal amount of $2,000 and advanced on the later of (i) the second trading day after the initial registration statement filed pursuant to the Registration Rights Agreement (as defined below) becomes effective and (ii) the second trading day after the required shareholder approval to issue shares of the post-combination Company’s common stock in excess of 20% of the Company’s outstanding shares pursuant to Nasdaq Rules (the “Exchange Cap”) has been obtained. At the special meeting of stockholders held on April 8, 2025, the Company obtained stockholder approval for the issuance of shares over the Exchange Cap.

On November 14, 2024 (the “Issuance Date”), pursuant to the SEPA, the Company entered into a Convertible Promissory Note (the “Convertible Note”) with YA for $3,000 and received net proceeds of $2,755, net of the original issuance discount of 8% (the “Convertible Note Discount”). The Convertible Note has a maturity of November 13, 2025 (subject to earlier repayments based on Amortization Event described below), incurs interest at a rate of 0% (or 18% upon the occurrence of an uncured Event of Default).

The Convertible Notes are convertible at the option of the holder at any time after the Issuance Date based on the conversion price determined as the lower of (i) $11.50 per Common Share (the “Fixed Price”), or (ii) 94% of the lowest daily VWAP during the 5 consecutive trading days immediately preceding the conversion date (the “Variable Price”), but which Variable Price shall not be lower than the Floor Price then in effect (the “Conversion Feature”). The Floor Price at the Issuance Date was $1.154 per share calculated as 20% of the closing price of the Company’s stock on November 12, 2024. The Floor Price was adjusted downward to $0.19 on February 12, 2025 when the initial registration statement was declared effective by the SEC. The conversion is subject to the limitations including beneficial ownership limitation, principal market limitation and monthly conversion limits. If the Company, at any time while the Convertible Note is outstanding, shall issue any Common Shares (other than pursuant to the SEPA) for no consideration or for a price per share that is lower than the Fixed Price then in effect, the Fixed Price shall be reduced to equal the lowest price per share of such issuances.

The Convertible Note is redeemable at the option of the Company if the volume-weighted-average price (“VWAP”) of the Company’s Common Stock is less than $11.50 which may be adjusted downward upon payment of stock dividend, stock split or reclassification, or if the Company issues common stock for no consideration or at a price lower than the then-effective Fixed Price.

Under the terms of the Convertible Notes, the Amortization Event occurs if i) the daily VWAP is less than the Floor Price for five trading days during a period of seven consecutive trading days (a “Floor Price Event”), (ii) unless the Company has obtained the approval from its stockholders for the issuance of shares pursuant to the transactions contemplated in the SEPA in excess of the Exchange Cap, the Company has issued in excess of 99% of the Common Shares available under the Exchange Cap (an “Exchange Cap Event”), or (iii) any time after the Effectiveness Deadline (as defined in the Registration Rights Agreement entered into in relation to the SEPA), YA is unable to utilize a Registration Statement to resell Underlying Shares for a period of 10 consecutive trading days (a “Registration Event”). If at any time after the Issuance Date, and from time to time thereafter, an Amortization Event occurs, then the Company shall make monthly payments beginning on the 7th trading day after the Amortization Event Date and continuing on the same day of each successive month. Each monthly payment shall be in an amount equal to the sum of (i) $1,250 of principal in the aggregate among the Convertible Note (or the outstanding principal if less than such amount) (the “Amortization Principal Amount”), plus (ii) the payment premium equal to 5% of the Amortization Principal Amount, and (iii) accrued and unpaid interest hereunder as of each payment date. The obligation of the Company to make monthly prepayments related to an Amortization Event shall cease (with respect to any payment that has not yet come due) if any time after the Amortization Date (A) in the event of a Floor Price Event, on the date that is the 7th consecutive trading day that the daily VWAP is greater than the Floor Price then in effect, or the date that the Company reduces the Floor Price in accordance with the terms of this Note, (B) in the event of a Registration Event, the condition or event causing the Registration Event has been cured or the Holder is able to resell the Common Shares issuable upon conversion of this Note without limitations in accordance with Rule 144 under the Securities Act, or (C) in the event of an Exchange Cap Event, the date the Company has obtained stockholder approval to increase the number of Common Shares under the Exchange Cap and/or the Exchange Cap no longer applies, unless a subsequent Amortization Event occurs. No Amortization Event occurred through December 31, 2024.

It was determined, in accordance with ASC 815, that the Conversion Feature is required to be bifurcated due to the adjustments to the settlement amount of this embedded feature that are not inputs to the fair value measurement of a fixed-for-fixed forward or option on equity shares, and should be recorded as a liability (the “Embedded Derivative Liability”) at fair value with a corresponding amount recorded as a discount on the Convertible Notes. The Embedded Derivative Liability is marked to market at each reporting period end with any changes recorded in other income or expense. The fair value of the Embedded Derivative Liability was estimated at $69 at the issuance date based on the difference between the fair value of the convertible note with these embedded features and the fair value without each one of these embedded features.

The increase in the fair value of the Embedded Derivative Liability was $11, between the issuance date and December 31, 2024, and was included in other (expense) income in the consolidated statements of operations.

The total discount resulting from the Convertible Note Discount and the bifurcation of the Embedded Derivative Liability at the Issuance Date was amortized over the term of the Convertible Notes through non-cash interest expense using the effective interest method. The non-cash interest expense related to the discount amortization was $39 for the year ended December 31, 2024 and is included within interest expense in the consolidated statement of operations.

SEPA Put Rights

Under the terms of the SEPA, starting at the Closing Date, the Company has the right, but not the obligation (“SEPA Put Rights”), to issue shares of its common stock to YA (“Advance Shares”, and such issuance and sale, an “Advance”) and YA shall subscribe for and purchase from the Company such Advance Shares, through written notice by the Company to YA (“Advance Notice”), provided (i) no balance is outstanding under a Convertible Note, or (ii) if there is a balance outstanding under a Convertible Note, an Amortization Event (as defined above), has occurred in accordance with and subject to the terms of the SEPA. The SEPA contemplates purchase by YA of up to $50 million in aggregate gross purchase price for newly issued shares of the Company’s common stock. If any amount remains outstanding under a Convertible Note, without the prior written consent of YA, the Company may only (other than with respect to a deemed Advance Notice pursuant to an Investor Notice (described below)) submit an Advance Notice (A) if an Amortization Event has occurred and the obligation of the Company to make monthly prepayments under the Convertible Note has not ceased, and (B) YA pays the aggregate purchase price owed by the Company from such Advance by offsetting the amount of the Advance Proceeds against an equal amount outstanding under the subject Convertible Note. Any such sales would be subject to certain limitations, including that YA could not purchase any shares that would result in it owning more than 4.99% of the Company’s common stock, or any shares that, aggregated with any related transaction, would exceed 19.9% of all shares of common stock outstanding on the date of the SEPA unless shareholder approval was obtained allowing for issuances in excess of such amount.

For as long as there is an outstanding balance under a Convertible Note, YA has the right, but not the obligation, by delivery to the Company of Investor Notices (as defined in the SEPA), to cause an Advance Notice to be deemed delivered by YA, which triggers the issuance and sale of Advance Shares to YA, subject to terms and conditions as specified in the SEPA.

The purchase price for the Advance Shares shall be the price per Advance Share obtained by multiplying the Company’s stock price (i) by 96% in respect of an Advance Notice delivered by the Company with an Option 1 Pricing Period (defined by reference to VWAP on the trading day the Advance Notice is submitted), (ii) 97% in respect of an Advance Notice with an Option 2 Pricing Period (defined by reference to the lowest daily VWAP on three consecutive trading days commencing on the Advance Notice Date), or (iii) in the case of any Advance Notice delivered pursuant to an Investor Notice, equal to the Conversion Price (as defined in the Convertible Note).

The Company accounted for the SEPA Put Rights as an asset at fair value in accordance with the guidance in ASC 815, due to the adjustments to the settlement amount of this derivative instrument that are not inputs to the fair value measurement of a fixed-for-fixed forward or option on equity shares. The fair value of the SEPA Put Rights was $1,551 and $188 as of the Closing Date and December 31, 2024, respectively.

As consideration for YA’s commitment to purchase shares of common stock, upon execution of the SEPA, the Company engaged to remit YA the commitment fee of $500,000. In December 2024, the Company issued to YA 297,160 shares of common stock in settlement of the commitment fee obligation. The fair value of the shares issued to YA was $327 at their issuance date and the difference of $173 was recorded as a Gain on extinguishment of accrued liabilities. The excess of the fair value of the SEPA Put Rights above the commitment fee at the issuance date was included in the change in fair value of SEPA put rights in the consolidated statement of operations for the year ended December 31, 2024.